Income taxes - Differences between income tax expense (benefit) in Puerto Rico (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Income tax expense	$ 309,018	$ 111,938	$ 147,181
PR
Amount
Computed income tax at statutory rates	466,465	231,960	306,869
Benefit of net tax exempt interest income	(139,426)	(126,232)	(145,597)
Effect of income subject to preferential tax rate	(11,981)	(10,141)	(9,562)
Deferred tax asset valuation allowance	20,932	15,276	16,992
Difference in tax rates due to multiple jurisdictions	(30,719)	(1,903)	(12,888)
Adjustments in net deferred tax due to change in tax law	0	0	(6,559)
Unrecognized tax benefits	(5,484)	(2,163)	0
State and local taxes	14,629	4,350	4,749
Other	(5,398)	791	(6,823)
Income tax expense	$ 309,018	$ 111,938	$ 147,181
% of pre-tax income
Computed income tax at statutory rates	38.00%	38.00%	38.00%
Benefit of net tax exempt interest income	(12.00%)	(20.00%)	(18.00%)
Effect of income subject to preferential tax rate	(1.00%)	(2.00%)	(1.00%)
Deferred tax asset valuation allowance	2.00%	2.00%	2.00%
Difference in tax rates due to multiple jurisdictions	(3.00%)	0.00%	(2.00%)
Adjustments in net deferred tax due to change in tax law	0.00%	0.00%	(1.00%)
Unrecognized tax benefits	0.00%	0.00%	0.00%
State and local taxes	1.00%	0.00%	1.00%
Others	0.00%	0.00%	(1.00%)
Income tax expense	25.00%	18.00%	18.00%